SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended		12 Months Ended										3 Months Ended			3 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended			0 Months Ended
	Apr. 19, 2012	Apr. 04, 2012	Dec. 31, 2010	Apr. 04, 2012 Revolving Credit Facility [Member]	Jun. 24, 2012 Revolving Credit Facility [Member] Wells Fargo [Member]	Oct. 29, 2010 Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 04, 2012 LIBOR Rate [Member] Revolving Credit Facility [Member]	Jun. 24, 2012 LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Dec. 31, 2011 LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Dec. 31, 2010 LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Jun. 24, 2012 Federal Funds Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 04, 2012 Federal Funds Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Jun. 24, 2012 Minimum [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Jun. 24, 2012 Minimum [Member] LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Jun. 24, 2012 Minimum [Member] Greater of Wells Fargo’s Prime Rate and the Federal Funds Rate Plus Half Percent [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Jun. 24, 2012 Maximum [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Jun. 24, 2012 Maximum [Member] LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Jun. 24, 2012 Maximum [Member] Greater of Wells Fargo’s Prime Rate and the Federal Funds Rate Plus Half Percent [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 19, 2012 Subsequent Event [Member]	Apr. 04, 2012 Subsequent Event [Member]	Dec. 31, 2011 Subsequent Event [Member]	Jun. 24, 2012 Subsequent Event [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 04, 2012 Subsequent Event [Member] Minimum [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 04, 2012 Subsequent Event [Member] Minimum [Member] LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]
Apr. 04, 2012
Subsequent Event [Member]
Minimum [Member]
Greater of Wells Fargo’s Prime Rate and the Federal Funds Rate Plus Half Percent [Member]
Revolving Credit Facility [Member]
Wells Fargo [Member]
																										Apr. 04, 2012 Subsequent Event [Member] Maximum [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 04, 2012 Subsequent Event [Member] Maximum [Member] LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]
Apr. 04, 2012
Subsequent Event [Member]
Maximum [Member]
Greater of Wells Fargo’s Prime Rate and the Federal Funds Rate Plus Half Percent [Member]
Revolving Credit Facility [Member]
Wells Fargo [Member]

Subsequent Event [Line Items]
Stock split, conversion ratio	1.037857	101.200929																	1.037857	101.200929
Adjustments to paid in capital for stock split			$ 501,000																		$ 520,000
Maximum Borrowing Capacity				$ 10,000,000	$ 70,000,000	$ 10,000,000																$ 70,000,000
Basis Spread on Variable Rate							1.75%	1.00%	1.75%	2.50%	0.50%	0.50%		1.00%	0.00%		1.25%	0.25%						1.00%	0.00%		1.25%	0.25%
Commitment Fee Percentage of Unused Capacity													0.15%			0.20%							0.15%			0.20%
Minimum ratio of consolidated adjusted EBITDA to consolidated cash interest expense (as such terms are defined in the Amended Credit Facility)																4										4
Maximum ratio of consolidated total debt to consolidated adjusted EBITDA													2.25										2.25